Revenue	6 Months Ended
Jun. 30, 2020
Revenue.
Revenue

3.     Revenue

Collaboration agreement The Leukemia & Lymphoma Society (LLS)

Affimed is party to a collaboration with LLS to fund the development of  specific product candidates (immune cell engagers). Under the terms of the agreement, LLS has agreed to contribute up to $4.4 million contingent upon the achievement of certain milestones.

In the event that the research and development is successful, Affimed must proceed with commercialization of the licensed product. If Affimed decides for business reasons not to continue the commercialization, Affimed must at its option either repay the amount funded or grant a license to LLS to enable LLS to continue with the development program. In addition, LLS is entitled to receive royalties from Affimed based on the Group’s future revenue from any licensed product, with the amount of royalties not to exceed three times the amount funded.

In June 2016, the research funding agreement with LLS was amended to reflect a shift to the development of combination therapeutic approaches so that the milestones now relate primarily to the development of a combination therapy.

During the six months ended June 30, 2020, the Company recognized revenue totalling €0.1 million (2019:  €0 million).

Collaboration with Genentech Inc.

In August 2018, Affimed entered into a strategic collaboration agreement with Genentech Inc., headquartered in South San Francisco, USA. Under the terms of the agreement Affimed will develop novel NK cell engager-based immunotherapeutics to treat multiple cancers. The Genentech agreement became effective at the beginning of October 2018. Affimed received $96.0 million (€83.2 million) in initial upfront and committed funding on October 31, 2018.

The Group recognized €2.7 million and €7.6 million as revenue during the three and six months ended June 30, 2020 (2019: €3.7 million and €14.3 million). As of June 30, 2020, contract liabilities of €51.7 million (December 31, 2019: €59.3 million) will be recognized as revenue in subsequent periods.

Under the terms of the agreement, Affimed is eligible to receive up to an additional $5.0 billion over time, including payments upon achievement of specified development, regulatory and commercial milestones. Affimed is also eligible to receive royalties on any potential sales.

Research service agreements

The Group, through its subsidiary AbCheck s.r.o. has entered into certain research service agreements. These research service agreements provide for non-refundable upfront technology access research funding or capacity reservation fees and milestone payments. The Company recognized €0.2 million and €0.4 million as revenue in the three and six months ended June 30, 2020 (2019: €0.3 million and €1.1 million).

Contract balances

The following table provides information about receivables and contract liabilities from contracts with customers.

	June 30, 2020	December 31, 2019

Receivables	45	204
Contract liabilities	51,739	59,314

Amounts of €2,749 and €7,580 recognized in contract liabilities at the beginning of the period have been recognized as revenue during the three and six months ended June 30, 2020.

The remaining performance obligations as of June 30, 2020 are approximately €51.7 million and are expected to be recognized as revenue to a large extent over the next two years.

Disaggregation of revenue

Geographic information
	Three months	Three months	Six months	Six months
	ended	ended	ended	ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
Revenue:
Germany	0	0	75	0
Europe	0	325	2	1,077
USA	2,934	3,683	7,992	14,284
	2,934	4,008	8,069	15,361

Major service lines
	Three months	Three months	Six months	Six months
	ended	ended	ended	ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019

Collaboration revenue	2,793	3,683	7,716	14,284
Service revenue	141	325	353	1,077
	2,934	4,008	8,069	15,361

Timing on revenue recognition
	Three months ended	Three months ended	Six months ended	Six months ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019

Point in time	106	0	283	5,633
Over time	2,828	4,008	7,786	9,728
	2,934	4,008	8,069	15,361